Trade and Other payables	9 Months Ended
Jun. 30, 2026
Trade and Other payables
Trade and Other payables

8. Trade and Other payables

	June 30, 2026	September 30, 2025
Trade payables	$5,983	6,798
Accruals	2,658	2,046
Employee payables	666	732
	$9,307	9,576

Warranty provision continuity schedule is as follows:

	June 30, 2026	September 30, 2025
Opening provision	$1,192	1,072
Utilised during the period	(917)	(665)
Provided during the period	1,157	785
Closing balance	$1,432	1,192